BORROWINGS - Long-term (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
BORROWINGS
Long-term bank borrowings	¥ 4,459,363		¥ 3,329,075
Long-term financings associated with failed sale-leaseback transactions	13,926,847
Less: Current portion of long-term borrowings	(724,006)		(969,811)
Total long-term borrowings	11,238,806	$ 1,582,953	13,022,795
Financings associated with failed sale lease back transactions
BORROWINGS
Long-term financings associated with failed sale-leaseback transactions	1,222,281		2,595,686
Less: Current portion of transactions	(468,195)		(1,132,645)
Other long term borrowings
BORROWINGS
Long-term financings associated with failed sale-leaseback transactions	8,245,203		¥ 9,200,490
Less: Current portion of transactions	¥ (1,495,840)